Long-Term Debt, net (Details Narrative)	2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended		8 Months Ended			11 Months Ended	12 Months Ended
	Feb. 28, 2024 USD ($)	Feb. 23, 2024	May 10, 2023 USD ($)	May 10, 2021 USD ($)	May 30, 2024 USD ($)	May 23, 2024 USD ($)	Jun. 27, 2024 USD ($)	Aug. 10, 2023 USD ($)	Aug. 10, 2022 USD ($)	Aug. 16, 2024 USD ($)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Dec. 02, 2024	Dec. 31, 2024 USD ($)	Dec. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities														$ 76,000,000		$ 25,000,000	$ 18,000,000
Gains (losses) on change in fair value of derivatives														467,000		388,000	2,520,000
Prepayments of borrowing														$ 2,567,000		$ 10,505,000	$ (0)
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate														7.70%		8.19%	5.58%
Sun Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing			$ 3,674,000
Vessel Delivery Date														Jun. 05, 2023
Sky Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing												$ 3,276,000
Vessel Delivery Date														Sep. 07, 2023
Star Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing											$ 3,555,000
Vessel Delivery Date														Sep. 13, 2023
Moon Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing							$ 2,567,000
Vessel Delivery Date														Jul. 08, 2024
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Initiation date														May 2021
Borrowing capacity														$ 34,250,000
Description of borrowings														for the purpose of refinancing the existing indebtedness secured on the ships.
Interest rate basis														LIBOR
Interest rate														3.75%
default interest rate														5.75%
Number of loan tranches														5		6
Number of repayment installments																20
Frequency of Periodic payment																quarterly
Periodic payment																$ 1,250,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid																$ 9,250,000
Maturity date																May 2026
Proceeds from borrowings, classified as financing activities				$ 34,250,000
upfront fee				$ 545,000
Description of collateral held as security and other credit enhancements														Each borrower must create a reserve fund in the reserve account to meet the anticipated drydocking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, Devocean Maritime Ltd is required to set aside quarterly payments that aggregate to $1,200 for the ship’s special survey, Serena Maritime Limited and Salaminia Maritime Limited are required to set aside quarterly payments that aggregate to $900, Argo Maritime Limited is required to set aside quarterly payments that aggregate to $675, and Talisman Limited is required to set aside quarterly payments that aggregate to $315
CIT Loan Facility [member] | August 2022 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Initiation date														August 2022
Description of borrowings														for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes
Interest rate basis														SOFR
Interest rate														3.35%
default interest rate														5.35%
Proceeds from borrowings, classified as financing activities									$ 18,000,000
upfront fee									$ 259,000
Borrowings														$ 52,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts														$ 18,000,000
Gains (losses) on change in fair value of derivatives																	$ 163,000
CIT Loan Facility [member] | August 2023 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Initiation date														August 2023
Description of borrowings														for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes
Interest rate basis														SOFR
Interest rate														2.70%
default interest rate														4.70%
Proceeds from borrowings, classified as financing activities								$ 25,000,000
Borrowings														$ 77,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts														25,000,000
Gains (losses) on change in fair value of derivatives														$ 417,000
Borrowings, adjustment to interest rate basis														0.10%
CIT Loan Facility [member] | First three tranches [member]
Disclosure of detailed information about borrowings [line items]
Maturity date														May 2026
CIT Loan Facility [member] | Final two tranches [member]
Disclosure of detailed information about borrowings [line items]
Maturity date														August 2027
CIT Loan Facility [member] | SWAP Agreement [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis														LIBOR
Percentage of upfront fee in loan agreement														1.25%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs on or before August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement														1.00%
Marguerite Maritime S.A [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis						SOFR
Interest rate						2.30%
Number of repayment installments						20
Frequency of Periodic payment						quarterly
Borrowings Periodic Payment Terms Balloon Payment To Be Paid						$ 17,100,000
Proceeds from borrowings, classified as financing activities					$ 22,650,000
upfront fee					$ 350,000
Borrowings						23,000,000
Periodic Payment						$ 295,000
SK Shipholding S.A| GLBS MIGHT [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	$ 2,800,000									$ 25,200,000
Information about sale and leaseback transactions		$28 million (absolute amount) sale and bareboat back arrangement with SK Shipholding S.A
Vessel Capacity		64,000
Vessel Delivery Date		August 20, 2024
Information about nature of lessee's leasing activities		The Company transferred the legal ownership of the vessel to SK Shipholding S.A. upon delivery of the vessel from the shipyard and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years
Information about lessee's exposure arising from extension options and termination options		The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.8 million
Shankyo Shoji CO., Ltd and Greatsail Shipping S.A| GLBS Magic [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities															$ 25,000,000
Information about sale and leaseback transactions													$25 million (absolute amount) sale and bareboat back arrangement with Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.
Vessel Capacity													64,000
Vessel Delivery Date													September 20, 2024
Information about nature of lessee's leasing activities													The Company transferred the legal ownership of the vessel to the Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years
Information about lessee's exposure arising from extension options and termination options													The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.4